Income taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income taxes
Schedule of detailed income taxes

For the year ended December 31,
(M$)	2018	2017	2016
Current income taxes	(6,971)	(3,416)	(2,911)
Deferred income taxes	455	387	1,941
Total income taxes	(6,516)	(3,029)	(970)

Schedule of deferred tax balances, including balance sheet presentation and analysis of variation

As of December 31,
(M$)	2018	2017	2016
Net operating losses and tax carry forwards	3,779	3,014	3,267
Employee benefits	995	1,153	1,257
Other temporary non-deductible provisions	8,409	6,344	5,862
Differences in depreciations	(15,469)	(13,387)	(14,952)
Other temporary tax deductions	(2,541)	(2,746)	(2,126)
Net deferred tax liability	(4,827)	(5,622)	(6,692)

As of December 31,
(M$)	2018	2017	2016
Deferred tax assets, non-current	6,663	5,206	4,368
Deferred tax liabilities, non-current	(11,490)	(10,828)	(11,060)
Net amount	(4,827)	(5,622)	(6,692)

As of December 31,
(M$)	2018	2017	2016
Opening balance	(5,622)	(6,692)	(8,378)
Deferred tax on income	455	387	1,941
Deferred tax on shareholders' equity (a)	27	(490)	(21)
Changes in scope of consolidation	151	1,154	(370)
Currency translation adjustment	162	19	136
Closing balance	(4,827)	(5,622)	(6,692)

(a)

This amount includes mainly deferred taxes on actuarial gains and losses, current income taxes and deferred taxes for changes in fair value of listed securities classified as financial assets available for sale, as well as deferred taxes related to the cash flow hedge (see Note 9 to the Consolidated Financial Statements).

Reconciliation between provision for income taxes and pre-tax income

For the year ended December 31,
(M$)	2018	2017	2016
Consolidated net income	11,550	8,299	6,206
Provision for income taxes	6,516	3,029	970
Pre-tax income	18,066	11,328	7,176
French statutory tax rate	34.43%	44.43%	34.43%
Theoretical tax charge	(6,220)	(5,033)	(2,471)
Difference between French and foreign income tax rates	(3,058)	(633)	5
Tax effect of equity in income (loss) of affiliates	1,080	888	761
Permanent differences	1,740	1,491	(76)
Adjustments on prior years income taxes	(40)	(91)	54
Adjustments on deferred tax related to changes in tax rates	2	(309)	234
Changes in valuation allowance of deferred tax assets	(20)	658	523
Net provision for income taxes	(6,516)	(3,029)	(970)

Schedule of net operating losses and carried forward tax credits by expiration and main countries

As of December 31,
(M$)	2018	2017	2016
2017			130
2018		75	109
2019	90	64	60
2020	70	60
2021(a)	38	24	1,154
2022(b)	32	1,330
2023 and after	1,423
Unlimited	2,126	1,461	1,814
Total	3,779	3,014	3,267

(a)	2021 and after for 2016.
(b)	2022 and after for 2017.

As of December 31, 2018 the schedule of deferred tax assets related to carried forward tax credits on net operating losses for the main countries is as follows:

	Tax
As of December 31, 2018					United
(M$)	Canada	France	Australia	United States	Kingdom
2019		6
2020		6
2021		7
2022
2023 and after	844			492
Unlimited		719	704		441
Total	844	738	704	492	441